Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income before income taxes	$ 2,998	$ 2,627	$ 2,310
Current [Abstract]
Federal	396	72	(6)
Non-U.S.	168	153	241
State and local	169	(81)	(9)
Total current	733	144	226
Deferred [Abstract]
Federal	(12)	283	(1,016)
Non-U.S.	104	(125)	30
State and local	(55)	101	63
Total deferred	37	259	(923)
Provision for income taxes	$ 770	$ 403	$ (697)
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
U.S. statutory tax rate	21.00%	21.00%	35.00%
Non-U.S. tax rates under U.S. rate	1.30%	1.70%	(4.00%)
State and local income taxes	2.70%	0.60%	1.50%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Restructuring Charges, Percent			0.00%
Effective Income Tax Rate Reconciliation, Disposition of Business, Percent	0.00%	(8.90%)
Effective Income Tax Rate Reconciliation Foreign Operations Taxed in United States	(0.10%)	0.40%	15.60%
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent	0.00%	0.00%	(78.10%)
Other	0.80%	0.50%	(0.20%)
Effective tax rate	25.70%	15.30%	(30.20%)
Future Effective Federal Income Tax Rate, Percent		21.00%
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Amount	$ 1,800
Effective Income Tax Rate Reconciliation, Tax Credit, Foreign, Amount	375
Undistributed Foreign Earnings, Deferred Taxes Not Provided	3,300
Deferred tax assets [Abstract]
Net operating loss carryforwards	378	$ 339
Provision for credit losses	141	175
Other foreign	190	106
Employee benefit plans	24	28
Foreign tax credits	669	1,297
Other	46	50
Total gross deferred tax assets	1,448	1,995
Less: valuation allowance	(43)	(81)
Total net deferred tax assets	1,405	1,914
Deferred tax liabilities [Abstract]
Leasing transactions	2,674	3,126
Finance receivables	584	639
Other foreign	568	524
Other	1	4
Total deferred tax liabilities	3,827	4,293
Net deferred tax liability	2,422	2,379
Amount of valuation allowance released	43
Operating Loss Carryforwards	1,400
Net operating loss carryforwards	378	339
Reconciliation of Unrecognized Tax Benefits [Roll Forward]
Balance at January 1	115	90
Increase - tax positions in prior years	40	28
Increases - tax positions in current year	0	7
Decrease - tax positions in prior years	(8)	(6)
Settlements	(36)	(1)
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations	0	0
Balance at December 31	109	115	$ 90
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	106	111
Unrecognized Tax Benefits Interest Income	3	7	5
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	8	7
Income Taxes Paid	524	188	220
Unrecognized Tax Benefits, Decrease Resulting from Foreign Currency Translation	(2)	(3)
United States
Income before income taxes	2,160	1,717	1,331
Non-US [Member]
Income before income taxes	$ 838	$ 910	$ 979